Significant accounting policies - Commonly Owned Operating Facilities (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Cost of ownership in plant in service	$ 664,470
Accumulated Depreciation	179,478
Expenditures	$ 79,657